Long-term debt - Summary of Future Minimum Lease Payments for Finance Leases (Detail) $ in Thousands	Mar. 26, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 75
2024	69
2025	67
2026	54
2026	0
Total minimum lease payments	265
Less imputed interest	16
Total	$ 249